Other liabilities - Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
LPP put option liability	$ 0	$ 1,036
Other	4,509	623
Total other non-current liabilities	$ 4,509	$ 1,659